Share-based compensation plans (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item
Share-based compensation plans
Number of plans	2	2
SARs
Share-based compensation plans
Number of equivalent shares outstanding	280,500
Number of shares granted	65,500	235,000
Number of shares forfeited	53,000
Vesting period	3 years	3 years
Number of annual payments	3
Vesting percentage	33.00%